MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                      DEVELOPING CAPITAL MARKETS FOCUS FUND

                    Supplement dated October 22, 2001 to the
                         Prospectus dated April 17, 2001

         THE SECTION IN THE DEVELOPING CAPITAL MARKETS FOCUS FUND'S PROSPECTUS CAPTIONED "ABOUT THE PORTFOLIO MANAGER" APPEARING ON PAGE 8 IS AMENDED AS
FOLLOWS:

         The biography of Grace Pineda is hereby removed, and is replaced by the following biographies of Josephine Ragni, Nick Moakes and David Soden, who are primarily responsible for the day-to-day management of the Developing Capital Markets Focus Fund's portfolio:

         Josephine Ragni has been a Vice President of the Fund since October 10, 2001 and Co-Portfolio Manager of the Fund since October 12, 2001. Ms. Ragni has been a Vice President of Merrill Lynch Asset Management U.K. Limited ("MLAM UK"), an affiliate of the Investment Adviser, since January 1998 and a portfolio manager since October 2001.

         Nick Moakes has been a Vice President of the Fund since October 10, 2001 and Co-Portfolio Manager of the Fund since October 12, 2001. Mr. Moakes has been a Director of MLAM UK since 1997 and a portfolio manager since October 2001.

         David Soden has been a Vice President of the Fund since October 10, 2001 and Co-Portfolio Manager of the Fund since October 12, 2001. Mr. Soden has been a Managing Director of MLAM UK since 1996 and a portfolio manager since October 2001.


                                  * * * * * * *

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS CAPTIONED "OTHER IMPORTANT INFORMATION -- MANAGEMENT OF THE FUND":

         The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited, an affiliate, to act as the sub-investment adviser to the Developing Capital Markets Focus Fund, and has agreed to pay MLAM UK a portion of the annual management fee it receives from the Developing Capital Markets Focus Fund.

                    MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                    Supplement dated October 22, 2001 to the
               Statement of Additional Information dated April 17,
                                      2001

         THE SECTION IN THE STATEMENT OF ADDITIONAL INFORMATION CAPTIONED "MANAGEMENT OF THE COMPANY" BEGINNING ON PAGE 22 IS AMENDED AS FOLLOWS:

         The biography of Grace Pineda appearing on page 28 is hereby removed, and is replaced by the following biographies of Josephine Ragni, Nick Moakes and David Soden who are primarily responsible for the day-to-day management of the Developing Capital Markets Focus Fund's portfolio.

         Josephine Ragni (33) - Portfolio Manager (1)(2) - Portfolio Manager of Merrill Lynch Asset Management U.K. Limited ("MLAM UK") since October 2001; Vice President of MLAM UK and member of the Emerging Markets Global Strategy Group since January 1998; Equity analyst and fund manager with Foreign & Colonial from 1993 through 1997.

         Nick Moakes (37) - Portfolio Manager (1)(2) - Portfolio Manager of MLAM UK since October 2001; Director of MLIM since October 1997; Member of Global Emerging Markets Team since October 1997; Head of Asian Research at NatWest Securities Asia from 1995 to June 1997.

         David Soden (39) - Portfolio Manager (1)(2) - Portfolio Manager of MLAM UK since October 2001; Team Leader and Investment Officer of Global Emerging Markets Team since 1996 and Managing Director of MLAM UK since 1998.

                                                   * * * * * * *

         Effective on or about October 22, 2001, Merrill Lynch Variable Series Funds, Inc. may also do business as "Mercury Variable Series Funds, Inc.," and each series may also do business using the "Mercury" name. The investment advisor, Merrill Lynch Investment Managers, L.P., and the investment subadviser, MLAM UK, each may also do business as "Mercury Advisors."